MAINSTAY VP FUNDS TRUST

MainStay VP Candriam Emerging Markets Equity Portfolio

(the “Portfolio”)

Supplement dated June 8, 2021 (“Supplement”) to the

Statement of Additional Information (“SAI”), dated May 1, 2021

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

Effective immediately, the table beginning on page 109 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Paulo Salazar*	MainStay VP Candriam Emerging Markets Equity Portfolio	0	4 Accounts $4,772,392,494	1 Account $256,252,032	0	2 Accounts $44,850,157	0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE